Benefit Plans, Estimated Future Benefit Payments, Assumptions and Change in Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Change in benefit obligation [Rollforward]
Prior Service cost	$ 0	$ 0
Retirement Plan [Member]
Estimated future benefit payments [Abstract]
2025	1,698
2026	1,721
2027	1,728
2028	1,782
2029	1,782
2030 - 2034	$ 8,551
Assumptions used to determine benefit obligation [Abstract]
Discount rate	5.69%	5.18%	5.44%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate	5.18%	5.44%	2.96%
Expected long-term rate of return on assets, net of tax	5.25%	5.25%	5.25%
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	$ 23,159	$ 23,042
Service cost	0	0	$ 0
Interest cost	1,155	1,213	888
Prior Service cost	0	0
Net actuarial loss	(1,058)	645
Accumulated benefit obligation at end of year	21,592	$ 23,159	$ 23,042
Postretirement Benefits [Member]
Estimated future benefit payments [Abstract]
2025	268
2026	319
2027	360
2028	405
2029	439
2030 - 2034	$ 2,102
Assumptions used to determine benefit obligation [Abstract]
Discount rate	5.69%	5.18%	5.44%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate	5.18%	5.44%	2.96%
Expected long-term rate of return on assets, net of tax	4.00%	4.00%	4.00%
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	$ 5,628	$ 4,893
Service cost	18	11	$ 18
Interest cost	284	271	207
Prior Service cost	0	0	0
Benefits paid	(194)	(74)
Net actuarial loss	478	527
Accumulated benefit obligation at end of year	6,214	5,628	$ 4,893
Supplementary Pension Plan [Member]
Pension and Other Postretirement Benefits Cost [Abstract]
Plan expense	2,800	2,900
Assets Held-in-trust [Abstract]
Assets held in trust	2,500	2,400
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	2,300
Accumulated benefit obligation at end of year	$ 2,300	$ 2,300